Financial instruments and financial risk management - Capital risk (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments and financial risk management
Cash and cash equivalents	€ 331,282	€ 281,040	€ 190,867	€ 89,897
Total capital	€ 1,312,800